SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared by the Company in accordance with Article 8 of U.S. Securities and Exchange Commission Regulation S-X. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at March 31, 2012 and 2011 and for the periods then ended have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s September 30, 2011 audited financial statements. The results of operations for the periods ended March 31, 2012 and 2011 are not necessarily indicative of the operating results for the full year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AquaLiv Technologies, Inc. ("the Company") is a corporation organized under the laws of the State of Nevada on April 11, 2006, originally under the name of Infrared Systems International,as a wholly-owned subsidiary of China SXAN Biotech, Inc. (formerly Advance Technologies, Inc.) ("CSBI"). CSBI was organized under the laws of the State of Delaware on June 16, 1969. In July 2007, CSBI transferred the needs a space before “as” assets, liabilities, and operations of its technology licensing business to the Company. Because CSBI's operations are considered to be the Company's predecessor business, the consolidated financial statements include CSBI's operations from the inception of the business. In December 2008, the Company completed its spin-off by dividend to stockholders of CSBI.

In March 2010, the Company transferred the assets, liabilities, and operations of its technology licensing business to a wholly-owned subsidiary, Infrared Applications, Inc (“IAI”).  IAI was organized under the laws of the state of Texas on March 26, 2010. On April 14, 2010, the Company sold a majority interest in its Common stock to Take Flight Equities, Inc. (“TFE”), a corporation organized under the laws of the State of Washington, and control of the Company was transferred to William Wright, its current CEO. Under the terms of the Agreement, continued to operate as a wholly owned subsidiary until June 22, 2011, when IAI was distributed to the Gary Ball, the companies former CEO, under a Management and Distribution Agreement dated March 24, 2010.

Also in April 2010, the Company acquired 100% of the outstanding common stock of Focus Systems, Inc. (“Focus”), a company organized under the laws of the state of Washington on August 8, 2007, from ProPalms, Inc., for 3,000,000 shares of Common stock, 250,000 shares of Preferred stock, and the assumption of $283,639 in liabilities.  Focus is operated as a wholly-owned subsidiary of the Company. In addition to this agreement, the Company agreed to issue ProPalms 500,000 Preferred shares for an Investment Receivable of $250,000. Under the terms of the agreement, ProPalms was to make the investment over the course of 4 months or return the unvested stock within 1 year.  Over the course of the 4 months, ProPalms invested $17,809.  ProPalms returned the unvested portion of the stock (amounting to 464,382 Preferred shares) and the Company has accounted for it on its Change in Stockholders’ Deficit.  On May 14, 2010, the Company completed a 10:1 forward split of its Common stock.

On December 16, 2010 the company purchased a 50% interest in AquaLiv, Inc. from Craig Hoffman for $400,000 paid in the form of 400,000 shares of Preferred stock valued at $1.00 per share. We have concluded, pursuant to the guidance in FASB ASC 810-10-25-38 (previously FIN 46R) that AquaLiv, Inc. is a Variable Interest Entity, that we are the primary beneficiary with a controlling financial interest in AquaLiv, Inc. and we are required to consolidate its financials accordingly. The remaining 50% non-controlling interest is owned by Craig Hoffman, AquaLiv, Inc’s President and CEO. AquaLiv, Inc. is a life sciences research and development company creating novel products for numerous industries. The company's technology alters the behavior of organisms, including plants and humans, without chemical interaction. From increased crop yields to drug-free medicine, AquaLiv is providing innovative, ingredient-free solutions to the world's largest problems.

On June 22, 2011, in accordance with Management and Distribution Agreement (“Agreement”) dated March 24, 2010, we completed the distribution of substantially all of the assets of Infrared Applications, Inc. (“IAI”), a Texas corporation. All of the outstanding stock of IAI has been transferred to Gary Ball (“Ball”) in accordance with the Agreement. Subsequent to this event, Ball shall be responsible to make, if any, a Subsidiary Stock Distribution to the Company’s shareholders of record as of March 23, 2010, upon the earlier of the foregoing occurrence: (i) the net proceeds from the sale of substantially all of the assets of IAI or (ii) Ball elects to make a Subsidiary Stock Distribution. Any cost incurred in connection with a Subsidiary Distribution shall be the responsibility of Ball. There is no certainty as to when or if a Subsidiary Stock Distribution will occur.

On September 6, 2011, the company filed its Articles of Amendment with the State of Nevada to effect a name change to AquaLiv Technologies, Inc. and to increase its authorized common shares to 1,000,000,000. FINRA declared the corporate action effective on September 19, 2011. The name change was effected to more closely align the name with the future direction of the company.

Nature of Operations - The Company’s subsidiary, AquaLiv, Inc., is a life sciences research and development company based in Seattle, Washington. The Company’s technology taps into a previously undiscovered natural phenomenon that gives us significant competitive advantages in the industries of agriculture and medicine. This technology represents an entirely new way to affect the health and behavior of plants and animals, including human beings.. The Company’s wholly-owned subsidiary, Focus Systems, provides remote desktop and cloud computing solutions to small businesses.  Additionally, Focus provides Voice over Internet Protocol (VoIP) phone solutions to small businesses and can deliver the service to households as well.  The Company has not paid any dividends and any dividends that may be paid in the future will depend upon the financial requirements of the Company and other relevant factors.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents - The Company considers all highly-liquid debt investments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable - The Company records accounts receivable at cost less allowance for doubtful accounts. The Company estimates allowances for doubtful accounts based on the aged receivable balances and historical losses.  Management has estimated that $4,289 is necessary for doubtful accounts after reviewing the accounts receivable at September 30, 2011.

Property and Equipment - The Company records property and equipment at cost and uses straight-line depreciation methods over three to ten years. Maintenance, repairs, and expenditures for renewals and betterments not determined to extend the useful lives or to materially increase the productivity of the assets are expensed as incurred. Other renewals and betterments are capitalized.   Property and Equipment is that of our subsidiaries, AquaLiv, Inc. and Focus Systems, Inc., which we have been recorded at actual cost and estimated net book value, less depreciation, which was recorded under Other Expenses on our Consolidated Statements of Operations.

Revenue Recognition - The Company's revenue is derived through its subsidiaries. AquaLiv, Inc.’s revenue come primarily from the sales of AquaLiv Water Systems and Infotone Face Mist. The products are sold though the subsidiary’s website portal, www.aqualiv.com. Revenue is derived from AquaLiv, Inc from several smaller purchases ranging from $35 to $1,695. Revenue derived from Focus Systems comes from several smaller accounts and is billed on a monthly basis.  The monthly billing for these accounts range from $72 to $1,087. IAI’s revenue came from royalties derived through licensing its technology to a single customer. The licensing agreement allowed the customer exclusively to use the subsidiary’s technology in aircraft systems manufactured by the customer in exchange for a royalty fee for each system that includes the Company's technology sold by the customer for commercial sales . The royalty fee was payable quarterly and amounts to $800 per aircraft system. As of June 22, 2011, royalty revenue has been discontinued along with the distribution of the IAI assets per the Management and Distribution Agreement.

Research and Development - The Company expenses research and development costs as incurred.

Income taxes

The Company adopts the ASC Topic 740, “Income Taxes” regarding accounting for uncertainty in income taxes which prescribes the recognition threshold and measurement attributes for financial statement recognition and measurement of tax positions taken or expected to be taken on a tax return. In addition, the guidance requires the determination of whether the benefits of tax positions will be more likely than not sustained upon audit based upon the technical merits of the tax position. For tax positions that are determined to be more likely than not sustained upon audit, a company recognizes the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement in the financial statements. For tax positions that are not determined to be more likely than not sustained upon audit, a company does not recognize any portion of the benefit in the financial statements. The guidance provides for de-recognition, classification, penalties and interest, accounting in interim periods and disclosure.

For the years ended September 30, 2011 and 2010, the Company did not have any interest and penalties associated with tax positions. As of September 30, 2011 and 2010, the Company did not have any significant unrecognized uncertain tax positions.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Comprehensive income

The Company adopted FASB Accounting Standards Codification 220 “Comprehensive Income” (formerly SFAS No. 130, “Reporting Comprehensive income”, which establishes standards for reporting and display of comprehensive income, and its components in the consolidated financial statements. Components of comprehensive income include net income and foreign currency translation adjustments. The Company has presented consolidated statements of income which includes other comprehensive income or loss.

Fair value of financial instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, trade accounts and other receivables, inventories, prepaid expenses, accounts payable, other payables and accrued liabilities, deposits received in advance, taxes payable, deferred tax liabilities, and short term borrowings approximate their fair values because of the short maturity of these instruments. The Company’s short term borrowings approximate the fair value of such instrument based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangement at September 30, 2011 and 2010.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at September 30, 2011 and 2010, nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the year ended September 30, 2011 and 2010.

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources, if applicable, are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Off-balance sheet arrangements

The Company does not have any off-balance sheet arrangements.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

Fair Value Measurements and Disclosures

In January 2010, the Financial Accounting Standards Board (“FASB”)  issued authoritative guidance regarding fair value measures and disclosures. The guidance requires disclosure of significant transfers between level 1 and level 2 fair value measurements along with the reason for the transfer. An entity must also separately report purchases, sales, issuances and settlements within the level 3 fair value rollforward. The guidance further provides clarification of the level of disaggregation to be used within the fair value measurement disclosures for each class of assets and liabilities and clarified the disclosures required for the valuation techniques and inputs used to measure level 2 or level 3 fair value measurements. This new authoritative guidance is effective for the Company in fiscal years beginning after De

December 15, 2010, and for interim periods within those fiscal years. The adoption of this guidance will not impact the Company’s consolidated results of operations or financial position.

Variable Interest Entities (VIEs)

In June 2009, the FASB issued authoritative guidance changing the approach to determine a VIE’s primary beneficiary and requiring ongoing assessments of whether an enterprise is the primary beneficiary of a VIE. This guidance also requires additional disclosures about a company’s involvement with VIEs and any significant changes in risk exposure due to that involvement. This guidance was adopted January 1, 2010, and did not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America under the accrual basis of accounting. All intercompany accounts and transactions have been eliminated.

Inventories – The Company’s inventories (finished goods, work in process, raw materials and packaging materials) are stated at the lower of cost or market. Cost is determined on a first in first out basis. In addition, the Company estimates net realizable value based on intended use, current market value and contract terms. The Company writes down the inventories for estimated obsolescence, slow moving or unmarketable inventories equal to the difference between the cost of inventories and the estimated market value based upon assumptions about future demand and market conditions.

Impairment of long-lived assets

The Company evaluated the recoverability of its property, plant, equipment, and other long-lived assets in accordance with FASB Accounting Standards Codification 360 “Property, Plant and Equipment” (formerly SFAS 144, “Accounting for the Impairment or Disposal of Long-Lived Assets”), which requires recognition of impairment of long-lived assets in the event the net book value of such assets exceed the estimated future undiscounted cash flows attributable to such assets or the business to which such intangible assets relate. Impairments of these types of assets were recognized during the years ended September 30, 2011 and 2010.

Loss per share

The Company reports loss per share in accordance with FASB Accounting Standards Codification 260 “Earnings per Share” (formerly SFAS 128, “Earnings per Share”). This statement requires dual presentation of basic and diluted earnings (loss) with a reconciliation of the numerator and denominator of the loss per share computations. Basic earnings per share amounts are based on the weighted average shares of common outstanding. If applicable, diluted earnings per share assume the conversion, exercise or issuance of all common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Accordingly, this presentation has been adopted for the periods presented. There were no adjustments required to net income for the period presented in the computation of diluted earnings per share. There were no common stock equivalents (CSE) necessary for the computation of diluted loss per share.

Inventories – The Company’s inventories (finished goods, work in process, raw materials and packaging materials) are stated at the lower of cost or market. Cost is determined on a first in first out basis. In addition, the Company estimates net realizable value based on intended use, current market value and contract terms. The Company writes down the inventories for estimated obsolescence, slow moving or unmarketable inventories equal to the difference between the cost of inventories and the estimated market value based upon assumptions about future demand and market conditions.